STOCK-BASED COMPENSATION - Weighted average restricted stock (Details) - $ / shares	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non Vested, Beginning Balance		$ 0.00	$ 0.00	$ 0.39
Awarded				0.00
Vested				(0.39)
Forfeited				0.00
Non Vested, Ending Balance				0.00
2013 Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non Vested, Beginning Balance	$ 0.00	0.43	0.43	0.57
Awarded			0.00	0.00
Vested			(0.43)	(0.64)
Forfeited			0.00	0.00
Non Vested, Ending Balance			0.00	0.43
2013 Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non Vested, Beginning Balance	0.00	0.57	0.57
Awarded	0.18	0.00
Vested	(0.00)	(0.00)
Forfeited	0.00	0.00
Non Vested, Ending Balance	$ 0.18	$ 0.57	$ 0.00	$ 0.57